                               VARIABLE ACCOUNT D
                        UNION SECURITY INSURANCE COMPANY

     SUPPLEMENT DATED DECEMBER 14, 2006 TO THE PROSPECTUS DATED MAY 1, 2006

 Fortis Income Preferred Variable Annuity                File No. 333-79701
 EmPower Variable Annuity                                File No. 333-43799
 Fortis Masters Variable Annuity                         File No. 033-37577
 Fortis Masters + Variable Annuity                       File No. 033-37577
 Fortis Opportunity Variable Annuity                     File No. 033-19421
 Fortis Opportunity + Variable Annuity                   File No. 033-19421

             SUPPLEMENT DATED DECEMBER 14, 2006 TO YOUR PROSPECTUS

HARTFORD MIDCAP STOCK HLS FUND: At a special meeting of the shareholders held on November 16, 2006, shareholders of Hartford MidCap Stock HLS Fund approved a sub-advisory agreement between HL Investment Advisors, LLC, Hartford MidCap Stock HLS Fund's investment adviser, and Hartford Investment Management Company to take effect on or about December 4, 2006, pursuant to which Hartford Investment Management Company will replace the Fund's current sub-adviser, Northern Capital Management, LLC, and serve as sole sub-adviser to Hartford MidCap Stock HLS Fund.

As a result, the following changes are made to your prospectus:

In the table under the section entitled "The Funds," Hartford Investment Management Company replaces Northern Capital Management, LLC as the sub-adviser for Hartford MidCap Stock HLS Fund, and the Fund objective for Hartford MidCap Stock HLS Fund is deleted and replaced with "Seeks long-term growth of capital."

In addition, on or about December 11, 2006, Hartford MidCap Stock HLS Fund will change its name to Hartford MidCap Growth HLS Fund. As a result, all references to Hartford MidCap Stock HLS Fund are deleted and replaced with Hartford MidCap Growth HLS Fund.

HARTFORD CAPITAL OPPORTUNITIES HLS FUND, HARTFORD LARGECAP GROWTH HLS FUND AND HARTFORD BLUE CHIP STOCK HLS FUND: On January 23, 2007, shareholders will vote on the proposed merger of Hartford Capital Opportunities HLS Fund and Hartford LargeCap Growth HLS Fund into Hartford Blue Chip Stock HLS Fund. If the proposed merger is approved, all assets of Hartford Capital Opportunities HLS Fund and Hartford LargeCap Growth HLS Fund will be transferred into Hartford Blue Chip Stock HLS Fund, and shareholders of Hartford Capital Opportunities HLS Fund and Hartford LargeCap Growth HLS Fund will receive shares of Hartford Blue Chip Stock HLS Fund. If approved by the shareholders, the merger is scheduled to take place on or about February 2, 2007. In addition, if the proposed merger takes place, on or about February 5, 2007, Hartford Blue Chip Stock HLS Fund will change its name to Hartford LargeCap Growth HLS Fund.

As a result, if any of your Contract Value is currently invested in Hartford Capital Opportunities HLS Fund Sub-Account or Hartford LargeCap Growth HLS Fund Sub-Account, that Contract Value will be merged into Hartford Blue Chip Stock HLS Fund Sub-Account. If any portion of your future Premium Payments are allocated to Hartford Capital Opportunities HLS Fund Sub-Account or Hartford Blue Chip Stock HLS Fund Sub-Account, they will automatically be re-directed to Hartford LargeCap Growth HLS Fund Sub-Account as of the close of trading on the New York Stock Exchange on February 1, 2007.

Effective as of the close of trading of the New York Stock Exchange on February 1, 2007, any Dollar Cost Averaging, InvestEase,(R) Asset Rebalancing Program, Automatic Income or other administrative program that includes transfers of Contract Value or allocations of Hartford Capital Opportunities HLS Fund Sub-Account or Hartford LargeCap Growth HLS Fund Sub-Account established on or before February 1, 2007 will continue uninterrupted.

In the event that the proposed merger is approved, all references and information contained in the prospectus for your Contract related to Hartford Capital Opportunities HLS Fund or Hartford LargeCap Growth HLS Fund are deleted. All references to Hartford Blue Chip Stock HLS Fund are deleted and replaced with Hartford LargeCap Growth HLS Fund.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-6067